CORPORATE RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
CORPORATE RESTRUCTURING COSTS
CORPORATE RESTRUCTURING COSTS
At December 31, 2015, the Company had incurred $122 million pre-tax of corporate restructuring charges primarily related to severance, and recorded a provision of $87 million pre-tax related to planned severance costs in 2016 and expected losses under lease commitments. Of the total corporate restructuring charges of $209 million pre-tax, $157 million was recorded in Plant operating costs and other in the Consolidated statement of income which was partially offset by $58 million recorded in Revenues in the Consolidated statement of income related to costs that were recoverable through regulatory and tolling structures. In addition, $44 million was recorded as a Regulatory asset on the Consolidated balance sheet as it is expected to be recovered through regulatory and tolling structures in future periods and $8 million was capitalized to projects impacted by the corporate restructuring.